INTEREST IN JOINT VENTURES - PRINCIPAL JOINT VENTURES (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Disclosure of joint ventures [line items]
Particulars of issued and paid up capital	¥ 121,071,000		¥ 121,071,000
FREP
Disclosure of joint ventures [line items]
Particulars of issued and paid up capital	¥ 14,758,000
Percentage of equity held by Company's subsidiaries	50.00%	50.00%
BASF-YPC
Disclosure of joint ventures [line items]
Particulars of issued and paid up capital	¥ 12,704,000
Percentage of equity held by the Company	30.00%
Percentage of equity held by Company's subsidiaries	10.00%	10.00%
Taihu
Disclosure of joint ventures [line items]
Particulars of issued and paid up capital | $		$ 25,000
Percentage of equity held by Company's subsidiaries	49.00%	49.00%
YASREF
Disclosure of joint ventures [line items]
Particulars of issued and paid up capital | $		$ 1,560,000,000
Percentage of equity held by Company's subsidiaries	37.50%	37.50%
Sinopec SABIC Tianjin
Disclosure of joint ventures [line items]
Particulars of issued and paid up capital	¥ 10,520,000
Percentage of equity held by Company's subsidiaries	50.00%	50.00%